TYPE 13F-HR
PERIOD 09/30/05
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) : [    ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia November 11, 2005

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$ 1,944,790 MM


                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALLSTATE CORPORATION            Com 020002101     $87,072 1,574,825 SH   Sole            995,025       579,800
ALTRIA GROUP INC                Com 02209S103     $66,641   904,091 SH   Sole            566,298       337,793
AMERICAN ELECTRIC POWER         Com 025537101     $11,108   279,800 SH   Sole            174,500       105,300
AMERICAN INTERNATIONAL GROUP    Com 026874107     $39,340   634,930 SH   Sole            401,595       233,335
AT&T CORP                       Com 001957505     $10,017   505,888 SH   Sole            314,900       190,988
BANK OF AMERICA CORP            Com 060505104     $72,947 1,732,700 SH   Sole          1,094,600       638,100
BLACK & DECKER CORP             Com 091797100     $15,088   183,800 SH   Sole            116,500        67,300
BOEING                          Com 097023105     $56,002   824,170 SH   Sole            525,470       298,700
BRISTOL-MYERS SQUIBB            Com 110122108     $48,355 2,009,750 SH   Sole          1,270,050       739,700
CAMPBELL SOUP CO                Com 134429109     $16,606   558,200 SH   Sole            350,400       207,800
CIGNA                           Com 125509109     $83,769   710,750 SH   Sole            450,350       260,400
CITIGROUP INC                   Com 172967101     $52,342 1,149,870 SH   Sole            731,755       418,115
COCA COLA CO                    Com 191216100     $43,515 1,007,515 SH   Sole            640,980       366,535
DOW CHEMICAL                    Com 260543103     $33,478   803,400 SH   Sole            507,200       296,200
DUPONT                          Com 263534109     $33,693   860,174 SH   Sole            548,644       311,530
EASTMAN KODAK                   Com 277461109     $54,163 2,226,180 SH   Sole          1,409,380       816,800
ENTERGY CORP                    Com 29364G103     $10,925   147,000 SH   Sole             91,900        55,100
EXELON CORP                     Com 30161N101     $82,304 1,540,124 SH   Sole            974,824       565,300
EXXON MOBIL CORP.               Com 30231G102    $115,998 1,825,587 SH   Sole          1,148,894       676,693
FEDERATED DEPT STORES           Com 31410H101      $6,727   100,597 SH   Sole             62,565        38,032
FORD MTR CO DEL                 Com 345370860      $6,513   660,514 SH   Sole            412,089       248,425
GENERAL DYNAMICS CORP           Com 369550108     $80,466   673,075 SH   Sole            428,375       244,700
GENERAL ELECTRIC                Com 369604103      $8,943   265,600 SH   Sole            165,600       100,000
GENERAL MTRS CORP               Com 370442105     $41,907 1,369,060 SH   Sole            869,165       499,895
HARTFORD FINL SVCS              Com 416515104     $79,867 1,034,950 SH   Sole            655,050       379,900
HEINZ                           Com 423074103      $9,055   247,800 SH   Sole            154,400        93,400
HEWLETT PACKARD CO              Com 428236103     $58,252 1,994,915 SH   Sole          1,263,850       731,065
HOME DEPOT INC                  Com 437076102     $26,847   703,910 SH   Sole             445820       258,090
HONEYWELL INTL INC              Com 438516106     $10,211   272,300 SH   Sole            169,900       102,400
INTERNATIONAL PAPER             Com 460146103      $6,815   228,688 SH   Sole            142,788        85,900
JPMORGAN CHASE & CO.            Com 46625H100     $65,760 1,938,112 SH   Sole          1,228,878       709,234
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100      $9,286    79,725 SH   Sole             50,825        28,900
LIMITED BRANDS INC              Com 532716107     $60,107 2,942,075 SH   Sole          1,860,775     1,081,300
MCDONALDS CORP                  Com 580135101     $60,603 1,809,595 SH   Sole          1,146,575       663,020
MERCK & CO. INC.                Com 589331107     $49,136 1,805,814 SH   Sole          1,145,244       660,570
MERRILL LYNCH & CO INC          Com 590188108     $42,666   695,450 SH   Sole            439,550       255,900
PFIZER INC                      Com 717081103     $67,304 2,695,385 SH   Sole          1,700,270       995,115
RAYTHEON CO                     Com 755111507      $9,437   248,200 SH   Sole            157,000        91,200
SARA LEE CORP                   Com 803111103     $13,080   690,250 SH   Sole            433,550       256,700
SBC COMMUNICATIONS INC          Com 78387G103     $88,915 3,709,443 SH   Sole          2,346,913     1,362,530
SEARS HLDGS CORP                Com 812350106      $5,246    42,163 SH   Sole             26,649        15,514
SOUTHERN CO.                    Com 842587107     $62,256 1,740,941 SH   Sole          1,099,950       640,991
UNITED TECHNOLOGIES             Com 913017109     $41,042   791,700 SH   Sole            503,400       288,300
US BANCORP DEL                  Com 902973304      $8,805   313,559 SH   Sole            196,954       116,605
VERIZON COMMUNICATIONS          Com 92343V104     $33,959 1,038,810 SH   Sole            661,565       377,245
WELLS FARGO & CO                Com 949746101     $48,420   826,700 SH   Sole            521,700       305,000
WEYERHAEUSER CORP.              Com 962166104      $9,804   142,600 SH   Sole             89,700        52,900
                         TOTAL                 $1,944,790


/TEXT
/DOCUMENT
/SUBMISSION